Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	2.465
Maximum Aggregate Offering Price	$ 13,557,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,179.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Class A ordinary shares, no par value ("Ordinary Shares"), of WeShop Holdings Limited (the "Registrant") that become issuable under the WeShop Holdings Limited 2026 Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high ($2.63) and low ($2.30) prices of the Ordinary Shares, as reported on The Nasdaq Stock Market LLC on November 2, 2026. Amount registered represents Ordinary Shares issuable pursuant to the WeShop Holdings Limited 2026 Omnibus Incentive Plan being registered herein, which shares consist of Ordinary Shares reserved and available for delivery with respect to awards under the WeShop Holdings Limited 2026 Omnibus Incentive Plan.